Average Annual Total Returns	12 Months Ended	48 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
1789 Growth and Income Fund Class P Shares
Prospectus [Line Items]
Average Annual Return, Percent	15.70%	8.52%	7.35%
1789 Growth and Income Fund Class P Shares | S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	25.02%	14.53%	13.10%
1789 Growth and Income Fund Class C Shares
Prospectus [Line Items]
Average Annual Return, Percent	13.53%	7.42%	6.28%
1789 Growth and Income Fund Class C Shares | S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	25.02%	14.53%	13.10%
1789 Growth and Income Fund Class C Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	12.50%	6.77%	5.62%
1789 Growth and Income Fund Class C Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	8.73%	5.77%	4.91%